Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F. 312.701.2361 www.chapman.com

December 2, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:     Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for Innovator Deepwater Frontier Tech ETF, a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 1697 was filed electronically with the Securities and Exchange Commission on December 1, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren